The Millicom Group - A.2. Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution	$ 306	$ 324	$ 345
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	2,867
Results for the year		(68)	(6)
Investments in joint ventures	2,797	2,867
Joint ventures
Disclosure of joint ventures [line items]
Total net assets	3,346	3,405
Statutory reserves unavailable for distribution	142	133
Dividends and advances paid to Millicom	237	243
Guatemala joint ventures
Disclosure of joint ventures [line items]
Total net assets	$ 1,767	$ 1,796	$ 1,890
Proportion of ownership interest in joint venture	55.00%	55.00%	55.00%
Dividends and advances paid to Millicom	$ 209	$ 211	$ 162
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	2,104	2,145
Accounting policy changes	0	18
Change in scope		0
Results for the year	152	131	126
Capital increase	0	0
Utilization of past recognized losses	0
Dividends declared during the year	(170)	(177)
Currency exchange differences	2	(14)
Investments in joint ventures	$ 2,089	$ 2,104	2,145
Comunicaciones Celulares S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	55.00%	55.00%
Navega.com S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	55.00%	55.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets	$ 176	$ 198	$ 95
Proportion of ownership interest in joint venture	66.70%	66.70%	66.70%
Dividends and advances paid to Millicom	$ 28	$ 32	$ 40
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	730	726
Accounting policy changes	0	5
Change in scope		0
Results for the year	27	23	15
Capital increase	0	3
Utilization of past recognized losses	0
Dividends declared during the year	(37)	0
Currency exchange differences	(12)	(26)
Investments in joint ventures	$ 708	$ 730	726
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	66.70%	66.70%
Ghana joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	$ 32
Investments in joint ventures	0	$ 32
Ghana
Disclosure of joint ventures [line items]
Total net assets	$ (223)	$ (63)	$ (76)
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
Dividends and advances paid to Millicom	$ 0	$ 0	$ 0
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures	32	96
Accounting policy changes	0	0
Change in scope		0
Results for the year	(40)	(68)	(6)
Capital increase	5	0
Utilization of past recognized losses	(5)
Dividends declared during the year	0	0
Currency exchange differences	8	3
Investments in joint ventures	$ 0	$ 32	$ 96
Bharti Airtel Ghana Holdings B.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%